TAXES - Components of Income Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current income tax:
Current income tax charge	€ 330	€ 315	€ 294
Adjustment in respect of current income tax from prior periods	(20)	4	0
Total current tax	310	319	294
Deferred tax:
Relating to the origination and reversal of temporary differences	45	21	196
Adjustment in respect of deferred income tax from prior periods	6	(6)	(3)
Relating to changes in tax rates or the imposition of new taxes	3	(38)	(16)
Total deferred tax	54	(23)	177
Income tax charge per the consolidated income statement	€ 364	€ 296	€ 471